Stock-based compensation (Details) - Schedule of estimated grant using the black-scholes	12 Months Ended
Dec. 31, 2020 $ / shares
Stock-based compensation (Details) - Schedule of estimated grant using the black-scholes [Line Items]
Dividend yield	0.00%
Expected volatility	40.00%
Expected term in years	6 years 1 month 9 days
Minimum [Member]
Stock-based compensation (Details) - Schedule of estimated grant using the black-scholes [Line Items]
Risk-free interest rate	0.31%
Grant date fair value of common stock (in Dollars per share)	$ 6.86
Maximum [Member]
Stock-based compensation (Details) - Schedule of estimated grant using the black-scholes [Line Items]
Risk-free interest rate	0.80%
Grant date fair value of common stock (in Dollars per share)	$ 11.89